Schedule of expected future minimum lease payments (Details) $ in Thousands	Mar. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Total	$ 11,235
Less than 1 year [member]
IfrsStatementLineItems [Line Items]
Total	9,224
1 - 3 years [member]
IfrsStatementLineItems [Line Items]
Total	1,982
4 - 5 years [member]
IfrsStatementLineItems [Line Items]
Total	29
More Than 5 Years [member]
IfrsStatementLineItems [Line Items]
Total